Note 15 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2024	$1,037,731
2025	671,396
2026	388,273
2027	214,211
2028	198,783
2029 and thereafter	315,556
Total	$2,825,950